OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
OTHER INCOME
IPO subscription service charge income		$ 26,537	$ 16,139	$ 6,570
Underwriting fee income		19,579	10,494	1,599
Enterprise public relations service charge income		16,156	9,187	6,717
Currency exchange service income		4,670	2,711	2,954
Client referral income from brokers		1,451	2,166	1,934
Market information and data income		2,692	1,465	311
Funds distribution service income		10,447
ESOP management service income		1,275	270
Other		2,480	336	788
Total	$ 10,949	$ 85,287	$ 42,768	$ 20,873